5. Common Stock (June 2019 Note) (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Common stock issued for services, value	$ 473,760	$ 200	$ 3,080		$ 25,000
Stock issued new, value	$ 70,000	$ 58,633	$ 56,000
Common Stock [Member]
Common stock issued for services, shares					50,000
Common stock issued for services, value					$ 25,000
Stock to be issued, shares				2,400,000	50,000
Stock issued new, shares				2,400,000
Stock issued new, value				$ 7,000